CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME(LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 4,639,495	$ 4,048,767
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	(5,676,942)	3,022,776
Plus reclassification adjustment for losses included in net income	0	0
Total Unrealized gains on securities	(5,676,942)	3,022,776
Unrealized holding losses on loans held for sale	(55,967)	(36,365)
Income tax benefit (expense)	1,951,037	(1,015,380)
Other comprehensive income (loss)	(3,781,872)	1,971,031
Comprehensive income	$ 857,623	$ 6,019,798